Financing Receivable, Net - Summary of Aging Analysis of Past Due Financing Receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Aging analysis of past due financing receivables
Total financing receivables (excluding accrued interest receivable)	¥ 4,137,154	¥ 6,952,494
1-29 Days Past Due
Aging analysis of past due financing receivables
Total financing receivables (excluding accrued interest receivable)	94,448	151,784
30-59 Days Past Due
Aging analysis of past due financing receivables
Total financing receivables (excluding accrued interest receivable)	76,449	98,289
60-89 Days Past Due
Aging analysis of past due financing receivables
Total financing receivables (excluding accrued interest receivable)	65,816	81,652
90-179 Days Past Due
Aging analysis of past due financing receivables
Total financing receivables (excluding accrued interest receivable)	183,054	209,738
Total Past Due
Aging analysis of past due financing receivables
Total financing receivables (excluding accrued interest receivable)	419,767	541,463
Current
Aging analysis of past due financing receivables
Total financing receivables (excluding accrued interest receivable)	¥ 3,717,387	¥ 6,411,031